NORTHWESTERN MUTUAL LIFE
720 East Wisconsin Avenue
Milwaukee, WI  53202
414-299-7369
September 18, 1997

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:	Mason Street Funds, Inc.
File No. 333-17361
EDGAR CIK:  0001023744

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus Supplement and Statement of Additional Information dated September 17, 1997 for the above-referenced entity do not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Registration statement on Form N-1A. This Amendment was filed electronically on September 16, 1997.

Any comments on this filing should be directed to Merrill C.
Lundberg, Assistant General Counsel, at 414-299-7369.

This filing is being effected by direct transmission to the Commission's EDGAR System.

Very truly yours,




/s/Sara A. Holm
							Paralegal Specialist


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